Stockholders' Equity - Q3, Initial Pubic Offering (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Aug. 02, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 28, 2016
Class of Stock [Line Items]
Share price (in dollars per share)							$ 16.00
Common stock sold by selling stockholders (in shares)	2,590,000
Net proceeds from IPO, net of discounts, commissions and other offering costs		$ 72,841	$ 0	$ 90	$ 100	$ 0
Changes in shares of outstanding common stock [Roll Forward]
Shares outstanding at beginning of year (in shares)		0
Common stock issuance, net of transaction costs (in shares)	5,000,000
Shares outstanding at end of period (in shares)		20,968,707		0
IPO [Member]
Class of Stock [Line Items]
Share price (in dollars per share)	$ 16.00
Net proceeds from IPO, net of discounts, commissions and other offering costs	$ 72,800
Changes in shares of outstanding common stock [Roll Forward]
Common stock issuance, net of transaction costs (in shares)	7,590,000
Underwriters Option [Member]
Class of Stock [Line Items]
Common stock sold by selling stockholders (in shares)	990,000
Class A Common Stock [Member]
Changes in shares of outstanding common stock [Roll Forward]
Shares outstanding at beginning of year (in shares)		13,803,183	13,795,530	13,795,530	8,180,500	8,190,500
Share dividend (in shares)		8,617,963		0	5,604,858	0
Reclassification of capital structure for class of shares (in shares)		(22,421,146)
Common stock issuance, net of transaction costs (in shares)		0
Stock-based compensation (in shares)		0
Shares outstanding at end of period (in shares)		0		13,803,183	13,795,530	8,180,500
Class B Common Stock [Member]
Changes in shares of outstanding common stock [Roll Forward]
Shares outstanding at beginning of year (in shares)		1,513,592	1,287,696	1,287,696	1,060,488	841,960
Share dividend (in shares)		0
Reclassification of capital structure for class of shares (in shares)		(1,783,858)
Common stock issuance, net of transaction costs (in shares)		0
Stock-based compensation (in shares)		270,266
Shares outstanding at end of period (in shares)		0		1,513,592	1,287,696	1,060,488
Common Stock [Member]
Changes in shares of outstanding common stock [Roll Forward]
Shares outstanding at beginning of year (in shares)		0
Share dividend (in shares)		0
Reclassification of capital structure (in shares)		15,968,707
Common stock issuance, net of transaction costs (in shares)		5,000,000
Stock-based compensation (in shares)		0
Shares outstanding at end of period (in shares)		20,968,707		0